Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,452,542	3,122,006	3,511,922
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 15.41	$ 14.5	$ 13.55
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	1,703,943	1,920,804
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.51	$ 13.66
12.70- 14.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,471,276
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.53
Weighted average remaining contractual life of outstanding share options	1 year 4 months 24 days
Number of share options exercisable in share-based payment arrangement | shares	1,305,509
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.44
12.70- 14.50 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	12.7
12.70- 14.50 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.5
15.97- 22.20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	981,266
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 18.22
Weighted average remaining contractual life of outstanding share options	3 years 8 months 12 days
Number of share options exercisable in share-based payment arrangement | shares	398,434
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 18
15.97- 22.20 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	15.97
15.97- 22.20 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 22.2